Income Taxes - Components of Deferred Income Tax Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax liabilities:
Plant, equipment, and intangibles	$ (179,229)	$ (203,736)
Deferred income tax assets:
Postretirement, pensions, and stock compensation	35,500	32,831
Reserves and accruals	22,795	44,345
Net operating loss and tax credit carryforwards	245,135	231,892
Valuation allowances	(104,771)	(117,071)
Deferred tax assets	198,659	191,997
Net deferred income tax asset	$ 19,430
Net deferred income tax liability		$ (11,739)